Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

April 24, 2007

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Keith A. O’Connell, Esq.

Re: Cohen & Steers Global Real Estate Income Opportunities Fund, Inc.
       Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of Cohen & Steers Global Real Estate Income Opportunities Fund, Inc. (the “Fund”), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

Please direct any comments and questions concerning the Registration Statement to me at 212.806.6443 (nrunyan@stroock.com) or, in my absence, to Janna Manes at 212.806.6141 (jmanes@stroock.com)

Very truly yours, /s/ Nicole M. Runyan Nicole M. Runyan

cc: Janna Manes